Investments Accounted for Using the Equity Method - Summary of Investments in Equity Accounted Investees (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
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Associates	¥ 4,169,573	¥ 3,926,267
Joint ventures	1,057,773	911,628
Total	¥ 5,227,345	¥ 4,837,895	¥ 4,160,803